Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Schedule of activity in stock options

		Weighted
	Number of	average
	options	exercise price
		$
Balance – December 31, 2019	8,438,000	0.37
Granted	2,810,000	4.23
Exercised (1)	(2,118,000)	0.36
Forfeited	(90,000)	1.02
Balance, December 31, 2020	9,040,000	1.57
Granted	2,970,000	4.55
Exercised (1)	(3,482,000)	0.32
Forfeited	(125,000)	4.41
Balance, December 31, 2021	8,403,000	3.10

Schedule of assumptions used in measurement of fair value of stock options based on the Black-Scholes option pricing model

The weighted average fair value of stock options granted for the year ended December 31, 2021 was $2.99 ($2.88 in 2020) per option. The weighted average fair value of each option granted was estimated at the grant date for purposes of determining share-based payment expense using the Black-Scholes option pricing model based on the following weighted-average assumptions:

Years ended December 31,	2021	2020
Number of options granted	2,970,000	2,810,000
Exercise price ($)	4.55	4.23
Fair value of each option under the Black Scholes pricing model ($)	2.99	2.88
Assumptions under the Black Scholes model:
Fair value of the market share ($)	4.52	4.23
Risk free interest rate (%)	1.11	0.38
Expected volatility (%)	83.00	88.49
Expected dividend yield	—	—
Expected life (number of months)	60	60
Forfeiture rate (%)	—	—

Schedule of outstanding options, as issued under the stock option plan to directors, officers, employees and consultants for the purchases of one common share per option

	Number of				Number of	Number of
	stock				stock	stock	Exercise
	options				options	options	price
	Dec 31, 2020	Granted	Exercised	Forfeitures	Dec 31, 2021	vested (1)	per option	Expiry date
							$
September 25, 2016	3,000,000		(3,000,000)		—		0.18	Sept 25, 2021
November 3, 2017	2,420,000		(20,000)		2,400,000	2,400,000	0.58	Nov 3, 2022
May 10, 2018	250,000		(250,000)		—		0.52	May 10, 2023
July 3, 2018	300,000				300,000	300,000	0.51	July 3, 2023
October 29, 2018	70,000		(30,000)		40,000	40,000	0.52	Oct 29, 2023
September 29, 2019	200,000		(100,000)		100,000	100,000	0.51	Sept 29, 2024
January 2, 2020	100,000				100,000	100,000	0.45	Jan 2, 2025
July 16, 2020	2,450,000		(82,000)	(125,000)	2,243,000	1,343,000	4.41	Jul 16, 2025
October 26, 2020	250,000				250,000	125,000	4.00	Oct 26, 2025
April 6, 2021	—	550,000			550,000	320,000	8.47	Apr 6, 2026
June 1, 2021	—	200,000			200,000	50,000	6.59	June 1, 2026
June 14, 2021	—	100,000			100,000	25,000	6.70	June 14, 2026
October 14, 2021	—	100,000			100,000	10,000	5.04	Oct 14, 2026
December 17, 2021	—	1,920,000			1,920,000	1,920,000	3.13	Dec 17, 2026
December 30, 2021	—	100,000			100,000	100,000	3.61	Dec 30, 2026
	9,040,000	2,970,000	(3,482,000)	(125,000)	8,403,000	6,833,000	3.10

Schedule of activity in warrants and the number of issued and outstanding share purchase warrants

	Number of				Number of
	warrants				warrants
	Dec 31,				Dec 31,	Price per
	2020	Issued	Exercised	Expired	2021	warrant	Expiry date
						$
Issuance of units – September 28, 2018	3,448,276		(3,448,276)		—	0.58	Jan 28, 2021
Issuance of units – October 19, 2018	100,000		(100,000)		—	0.58	Feb 13, 2021
Issuance of units – May 15, 2019	1,355,500		(1,355,500)		—	0.85	May 15, 2021
Issuance of units – May 28, 2019	750,000		(750,000)		—	0.85	May 24, 2021
Issuance of units – June 19, 2019	500,000		(500,000)		—	0.85	Jun 19, 2021
Issuance of units – October 25, 2019	225,000		(225,000)		—	0.75	Oct 25, 2021
Issuance of units – November 10, 2020	1,677,275		(1,672,000)	(5,275)	—	4.50	Nov 10, 2022[1]
Issuance of warrants – November 10, 2020	95,707		(95,707)		—	4.50	Nov 10, 2022[1]
	8,151,758	—	(8,146,483)	(5,275)	—	1.52

¹ On March 10, 2021, the Company has delivered the Acceleration Notice to accelerate the expiry date of the warrants to April 14, 2021 issued on November 10, 2020